Schedule of Warrants (Details) - Warrant [Member] - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Warrants outstanding, beginning balance	14,107,989
Warrant exercised subsequent to merger
Assumed in merger		14,107,989
Warrants outstanding, ending balance	14,107,989	14,107,989